Note 11 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
11.   Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for certain prior and ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to our technology license agreement from Emory. During the three-month and nine-month periods ended September 30, 2015, we recorded $30,785 and $94,690, respectively, of general and administrative expense associated with these patent cost reimbursements to Emory, as compared to $19,757 and $135,150, respectively, for the same periods in 2014.

12 .	Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to a license agreement for technology associated with the vaccines we are developing. The expense associated with these ongoing patent cost reimbursements to Emory amounted to $179,958, $98,042, and $89,885 for the years ended December 31, 2014, 2013, and 2012, respectively.

In connection with our IPCAVD grant from the NIH (see Note 5), we entered into subcontracts with Emory for the purpose of conducting research and development activities related to the grant. During 2014, 2013, and 2012, we recorded $-0-, $252,478 and $552,403, respectively, of expense associated with these subcontracts. All amounts paid to Emory under these subcontracts are reimbursable to us pursuant to the NIH grant.

In December 2011 and January 2012, members of our management and Board of Directors participated in a private placement offering of our common stock and warrants (see Note 8), whereby they purchased an aggregate of 380,954 shares of our common stock for a total purchase price of $255,239 and received five-year warrants to purchase an additional 571,432 shares of our common stock exercisable at $1.00 per share.